Interest Income - Summary of interest income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of Interest Income [Abstract]
Cash and cash equivalents	$ 49,740.0		$ 17,831.3	$ 2,834.8
Financial assets at amortized cost	6,363.7		2,008.6	681.5
Financial assets at FVTOCI	4,190.2		2,582.3	2,192.5
Interest income	$ 60,293.9	$ 1,969.1	$ 22,422.2	$ 5,708.8